Operating Leases (Details) - Schedule of supplemental balance sheet information related to leases - Operating Lease [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
Operating lease right-of-use assets	$ 2,711	$ 2,953
Current lease liabilities	529	519
Non-current lease liabilities	2,382	3,089
Total lease liabilities	$ 2,911	$ 3,608
Weighted Average Remaining Lease Term
Operating leases	5 years 8 months 12 days	6 years 8 months 12 days
Weighted Average Discount Rate
Operating leases	7.13%	7.33%